Credit Risk - Disclosure of Segments Exposure by Credit Rating (Details) - Corporate & Commercial Banking - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 26,858	£ 25,990
–Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	23,575	21,280
–Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,567	3,965
–Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	716	745
SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	13,125	12,676
Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,869	5,358
Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,864	7,956
Internal grade 9
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	13	43
Internal grade 9 | –Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	13	43
Internal grade 9 | –Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 9 | –Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 9 | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 9 | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 9 | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	13	43
Internal grade 8
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,236	3,198
Internal grade 8 | –Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,236	3,130
Internal grade 8 | –Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	68
Internal grade 8 | –Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 8 | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	253	166
Internal grade 8 | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 8 | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,983	3,032
Internal grade 7
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,158	6,152
Internal grade 7 | –Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,115	6,152
Internal grade 7 | –Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	43	0
Internal grade 7 | –Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 7 | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	723	911
Internal grade 7 | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	567	360
Internal grade 7 | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,868	4,881
Internal grade 6
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,083	4,654
Internal grade 6 | –Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,991	4,618
Internal grade 6 | –Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	92	36
Internal grade 6 | –Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 6 | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,170	2,970
Internal grade 6 | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,913	1,684
Internal grade 6 | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 5
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,755	5,629
Internal grade 5 | –Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,159	4,715
Internal grade 5 | –Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	596	914
Internal grade 5 | –Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 5 | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,295	3,497
Internal grade 5 | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,460	2,132
Internal grade 5 | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 4
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,633	4,547
Internal grade 4 | –Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,597	2,363
Internal grade 4 | –Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,036	2,184
Internal grade 4 | –Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 4 | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,013	3,575
Internal grade 4 | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	620	972
Internal grade 4 | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 3 to 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,898	1,648
Internal grade 3 to 1 | –Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	382	141
Internal grade 3 to 1 | –Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	800	762
Internal grade 3 to 1 | –Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	716	745
Internal grade 3 to 1 | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,589	1,439
Internal grade 3 to 1 | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	309	209
Internal grade 3 to 1 | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Other
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	82	119
Other | –Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	82	118
Other | –Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	1
Other | –Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Other | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	82	118
Other | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	1
Other | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 0	£ 0